Subsequent events (Details Narrative) - Subsequent Event [Member] - USD ($)	Apr. 24, 2025	Apr. 22, 2025	Apr. 21, 2025
IPO [Member]
Subsequent Event [Line Items]
Number of ordinary shares		3,100,000	3,100,000
Issuing price per share		$ 3.25	$ 3.25
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of ordinary shares		465,000	465,000
Issuing price per share		$ 3.25	$ 3.25
Initial Public Offering and Over-allotment Option [Member]
Subsequent Event [Line Items]
Gross proceeds	$ 11,586,250